Long-term Investments and Acquisition (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Dec. 31, 2012
Changes in the group's goodwill by segment
Balance at the beginning of the period	$ 7,517
Others	295
Balance at the end of the period	11,652
Weibo Interactive
Changes in the group's goodwill by segment
Acquisition		7,517
Gametree
Changes in the group's goodwill by segment
Balance at the beginning of the period			3,840
Acquisition	3,840
Balance at the end of the period			3,840
Advertising & Marketing
Changes in the group's goodwill by segment
Balance at the beginning of the period	0			0
Others	0
Balance at the end of the period	0			0
Advertising & Marketing | Weibo Interactive
Changes in the group's goodwill by segment
Acquisition		0
Advertising & Marketing | Gametree
Changes in the group's goodwill by segment
Acquisition	0
Other
Changes in the group's goodwill by segment
Balance at the beginning of the period	7,517
Others	295
Balance at the end of the period	11,652
Other | Weibo Interactive
Changes in the group's goodwill by segment
Acquisition		7,517
Other | Gametree
Changes in the group's goodwill by segment
Acquisition	$ 3,840